Lease (Details) - Schedule of ROU Assets and Liabilities - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Assets
Operating leases	$ 87,986	$ 141,772
Total right-of-use asset	87,986	141,772
Liabilities
Operating leases		(116,895)
Lease Liability-current		(104,000)
Lease Liability-Non current		12,895
Total lease liability		$ (116,895)